Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following information under the “Pay Versus Performance” heading should not be deemed filed or incorporated by reference into any of the Corporation’s other filings under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent the Corporation specifically incorporates this report by reference therein.

In accordance with rules adopted by the Securities and Exchange Commission (“SEC”), the following table presents information regarding compensation paid to our Chief Executive Officer (the “CEO”) and our other named executive officers shown in the Summary Compensation Table (collectively, the “Non-CEO NEOs”). The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” have been calculated in a manner prescribed by the SEC rules and do not necessarily align with how the Corporation or the Committee views the link between our performance and pay of our named executive officers. The footnotes below set forth the adjustments from the total compensation for each of our NEOs reported in the Summary Compensation Table above. As permitted under the rules applicable to smaller reporting companies, we are including three years of data and are not including a peer group total shareholder return or company-selected measure.

Fiscal Year Ended June 30 (1)	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (1)	Average Compensation Actually Paid to Non-CEO NEOs (2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (3)	Net Income (in thousands)
2026	$2,345,851	$5,724,843	$1,121,002	$2,780,099	$207.46	$34,537
2025	$2,411,245	$2,134,915	$1,156,197	$1,022,434	$79.84	$(1,894)
2024	$2,566,513	$2,877,213	$1,208,521	$1,328,191	$105.68	$10,988

(1)

The amounts reported in the “Summary Compensation Table Total for CEO” column are the amounts of total compensation reported for John H. Batten for each corresponding fiscal year in the “Total” column of the Summary Compensation Table. The amounts reported in the “Average Summary Compensation Table Total for Non-CEO NEOs” column are the amounts of total compensation reported for Jeffrey S. Knutson for each corresponding year in the “Total” column of the Summary Compensation Table.

(2)

The following amounts were added and deducted from the Summary Compensation Table amounts to determine the compensation actually paid to the Corporation’s CEO and the Non-CEO NEOs in accordance with SEC regulations:

PEO Total Compensation Amount	$ 2,345,851	$ 2,411,245	$ 2,566,513
PEO Actually Paid Compensation Amount	$ 5,724,843	2,134,915	2,877,213
Adjustment To PEO Compensation, Footnote

	CEO			Non-CEO NEO Average
	2026	2025	2024	2026	2025	2024
Summary Compensation Table (SCT) Total	$2,345,851	$2,411,245	$2,566,513	$1,121,002	$1,156,197	$1,208,521
Minus amounts reported under “Stock Awards” column in SCT	$1,002,767	$1,033,830	$1,052,203	$492,365	$507,613	$516,632
Minus amounts reported under “Option Awards” column in SCT	—	—	—	—	—	—
Plus fair value (as of fiscal year-end) of awards granted during fiscal year that remain outstanding and unvested as of fiscal year-end	$2,570,630	$672,714	$969,871	$1,262,196	$330,304	$476,207
Plus/minus change in fair value from prior fiscal year-end to current fiscal year-end of awards granted in any prior fiscal year that are outstanding and unvested as of fiscal year-end	$1,810,004	$67,221	$316,947	$888,713	$33,008	$124,589
Plus increase in fair value (as of vesting date) of awards granted during fiscal year that vest during the same fiscal year	—	—	—	—	—	—
Plus/minus change in fair value (as of vesting date) from prior fiscal year-end to vesting date of awards granted in any prior fiscal year that vested during fiscal year	$1,126	$17,565	$76,085	$553	$10,539	$35,506
Minus fair value (as of end of prior fiscal year) of awards granted in any prior fiscal year that were forfeited during fiscal year	—	—	—	—	—	—
Plus value of dividends or other earnings paid on stock or option awards during fiscal year prior to vesting date not included in SCT total compensation	—	—	—	—	—	—
Total Adjustments	$3,378,992	$(276,330)	$310,700	$1,659,097	$(133,763)	$119,670

(3)	Assumes $100 was invested in the Corporation for the period starting July 1, 2023, through the end of the listed fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 1,121,002	1,156,197	1,208,521
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,780,099	1,022,434	1,328,191
Adjustment to Non-PEO NEO Compensation Footnote

	CEO			Non-CEO NEO Average
	2026	2025	2024	2026	2025	2024
Summary Compensation Table (SCT) Total	$2,345,851	$2,411,245	$2,566,513	$1,121,002	$1,156,197	$1,208,521
Minus amounts reported under “Stock Awards” column in SCT	$1,002,767	$1,033,830	$1,052,203	$492,365	$507,613	$516,632
Minus amounts reported under “Option Awards” column in SCT	—	—	—	—	—	—
Plus fair value (as of fiscal year-end) of awards granted during fiscal year that remain outstanding and unvested as of fiscal year-end	$2,570,630	$672,714	$969,871	$1,262,196	$330,304	$476,207
Plus/minus change in fair value from prior fiscal year-end to current fiscal year-end of awards granted in any prior fiscal year that are outstanding and unvested as of fiscal year-end	$1,810,004	$67,221	$316,947	$888,713	$33,008	$124,589
Plus increase in fair value (as of vesting date) of awards granted during fiscal year that vest during the same fiscal year	—	—	—	—	—	—
Plus/minus change in fair value (as of vesting date) from prior fiscal year-end to vesting date of awards granted in any prior fiscal year that vested during fiscal year	$1,126	$17,565	$76,085	$553	$10,539	$35,506
Minus fair value (as of end of prior fiscal year) of awards granted in any prior fiscal year that were forfeited during fiscal year	—	—	—	—	—	—
Plus value of dividends or other earnings paid on stock or option awards during fiscal year prior to vesting date not included in SCT total compensation	—	—	—	—	—	—
Total Adjustments	$3,378,992	$(276,330)	$310,700	$1,659,097	$(133,763)	$119,670

(3)	Assumes $100 was invested in the Corporation for the period starting July 1, 2023, through the end of the listed fiscal year.

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and TSR

The chart below shows the relationship between the compensation actually paid to the Corporation’s CEO and the average compensation actually paid to the Corporation’s other NEOs, and Corporation’s cumulative TSR (total shareholder return, based on an initial investment of $100 on July 1, 2023) over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between Compensation Actually Paid and Net Income

The chart below shows the relationship between the compensation actually paid to the Corporation’s CEO and the average compensation actually paid to the Corporation’s other NEOs, and the Corporation’s net income over the three most recently completed fiscal years.

Total Shareholder Return Amount	$ 207.46	79.84	105.68
Net Income (Loss)	34,537,000	(1,894,000)	10,988,000
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,002,767	1,033,830	1,052,203
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,378,992	(276,330)	310,700
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,570,630	672,714	969,871
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,810,004	67,221	316,947
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,126	17,565	76,085
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	492,365	507,613	516,632
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,659,097	(133,763)	119,670
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,262,196	330,304	476,207
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,713	33,008	124,589
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	553	10,539	35,506
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0